Acquisitions and Dispositions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 08, 2014 T	Jun. 20, 2012	Dec. 31, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies		$ 2,068,664,000	$ 1,973,608,000	$ 2,004,538,000			$ 2,068,664,000
Loss on assets	17,600,000	25,393,000	14,000,000	17,563,000
Equity method investment, carrying amount		872,500,000	936,000,000				872,500,000
Business acquisition purchase price		768,581,000		760,833,000
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Business acquisition purchase price					779,100,000
Annual production capacity					1,800,000
Goodwill attributed to the expected synergies					98,505,000
Skyline Steel LLC [Member]
Business Acquisition [Line Items]
Business acquisition purchase price						675,400,000
Goodwill attributed to the expected synergies						138,579,000
Cash received as a result of acquisition						0
Hunter Ridge Energy Services LLC [Member]
Business Acquisition [Line Items]
Equity method investment, ownership percentage		50.00%					50.00%	50.00%
Equity method investment, carrying amount		138,600,000	134,500,000				138,600,000
Period used for lag basis, in months							1 month	1 month
Other Minor Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition purchase price		38,500,000	0	85,400,000
Steel Mills [Member]
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies		594,402,000	495,897,000	407,045,000			594,402,000
Steel Mills [Member] | Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies					98,500,000
Goodwill expected to be deductible for tax purposes					87,600,000
Steel Mills [Member] | Skyline Steel LLC [Member]
Business Acquisition [Line Items]
Goodwill attributed to the expected synergies						138,600,000
Goodwill expected to be deductible for tax purposes						128,200,000
Commercial Paper [Member] | Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Approximate amount of commercial paper issued					$ 300,000,000